April 3, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	SEI Alternative Income Fund: Initial Registration Statement on Form N-2 (File Nos. [ ] and 811-23861)

Ladies and Gentlemen:

On behalf of our client, SEI Alternative Income Fund (the “Trust”), we are filing the Trust’s initial registration statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “Registration Statement”). The Trust intends to offer two separate classes of shares designated as Class Y Shares and Class F Shares. The Registration Statement includes a prospectus that applies to the public offering of the Class Y Shares (the “Class Y Shares Prospectus”) and a prospectus that applies to the public offering of the Class F Shares (the “Class F Shares Prospectus,” and, together with the Class Y Shares Prospectus, the “Prospectuses”). The Prospectuses are substantially similar and we are happy to provide the staff of the U.S. Securities and Exchange Commission with a redline comparing the Class Y Shares Prospectus against the Class F Shares Prospectus to aid the staff’s review.

Please contact me at (215) 963-5598 should you have any questions or comments.

Sincerely,

/s/ Sean Graber

Sean Graber

Morgan, Lewis & Bockius llp
1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001